Inventories (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Opening balance		R$ 62,210	R$ 69,080	R$ 72,410
Additions		24,178	8,783	9,331
(Reversals)		(2,061)	(4,726)	(2,500)
Inventory losses	[1]	(25,604)	(10,927)	(10,161)
Closing balance		R$ 58,723	R$ 62,210	R$ 69,080

[1]	Refers substantially to physical books destroyed, previously provisioned, due to indication of damage or obsolescence caused by changes in the educational content during the school year.